Long-term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
Long-term Debt
Long-term debt consists of borrowings having an original maturity of one year or more. The table below presents the balance of long-term debt at December 31, 2011 and 2010, and the related contractual rates and maturity dates at December 31, 2011.

	December 31
(Dollars in millions)	2011	2010
Notes issued by Bank of America Corporation
Senior notes:
Fixed, with a weighted-average rate of 4.81%, ranging from 1.42% to 7.85%, due 2012 to 2043	$95,199	$85,157
Floating, with a weighted-average rate of 1.46%, ranging from 0.23% to 6.64%, due 2012 to 2041	28,064	36,162
Senior structured notes	18,920	18,796
Subordinated notes:
Fixed, with a weighted-average rate of 5.39%, ranging from 1.80% to 10.20%, due 2012 to 2038	24,509	26,553
Floating, with a weighted-average rate of 2.02%, ranging from 0.12% to 5.06%, due 2016 to 2019	704	705
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 6.93%, ranging from 5.25% to 11.45%, due 2026 to 2055	12,859	15,709
Floating, with a weighted-average rate of 1.14%, ranging from 0.80% to 3.81%, due 2027 to 2056	1,165	3,514
Total notes issued by Bank of America Corporation	181,420	186,596
Notes issued by Merrill Lynch & Co., Inc. and subsidiaries
Senior notes:
Fixed, with a weighted-average rate of 5.64%, ranging from 1.10% to 17.61%, due 2012 to 2037	41,103	43,495
Floating, with a weighted-average rate of 1.77%, ranging from 0.03% to 5.18%, due 2012 to 2044	18,480	27,447
Senior structured notes	27,578	38,891
Subordinated notes:
Fixed, with a weighted-average rate of 6.04%, ranging from 2.61% to 8.13%, due 2016 to 2038	11,454	9,423
Floating, with a weighted-average rate of 1.59%, ranging from 0.98% to 2.89%, due 2017 to 2026	1,207	1,935
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 6.91%, ranging from 6.45% to 7.38%, due 2048 to perpetual	3,600	3,576
Other long-term debt	701	986
Total notes issued by Merrill Lynch & Co., Inc. and subsidiaries	104,123	125,753
Notes issued by Bank of America, N.A. and other subsidiaries
Senior notes:
Fixed, with a weighted-average rate of 5.06%, ranging from 4.00% to 7.61%, due 2012 to 2027	164	169
Floating, with a weighted-average rate of 0.28%, ranging from 0.21% to 0.77%, due 2012 to 2051	8,029	12,562
Senior structured notes	—	1,319
Subordinated notes:
Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036	5,273	5,194
Floating, with a weighted-average rate of 0.83%, ranging from 0.37% to 0.85%, due 2016 to 2019	1,401	2,023
Total notes issued by Bank of America, N.A. and other subsidiaries	14,867	21,267
Other debt
Senior structured notes	1,187	—
Subordinated notes:
Fixed, with a weighted average rate of 6.87%, ranging from 6.63% to 7.13%, due 2012	983	—
Advances from Federal Home Loan Banks:
Fixed, with a weighted-average rate of 3.42%, ranging from 0.95% to 7.72%, due 2012 to 2034	18,798	41,001
Other	1,833	2,801
Total other debt	22,801	43,802
Total long-term debt excluding consolidated VIEs	323,211	377,418
Long-term debt of consolidated VIEs	49,054	71,013
Total long-term debt	$372,265	$448,431

Bank of America Corporation, Merrill Lynch & Co., Inc. and subsidiaries, and Bank of America, N.A. maintain various U.S. and non-U.S. debt programs to offer both senior and subordinated notes. The notes may be denominated in U.S. dollars or foreign currencies. At December 31, 2011 and 2010, the amount of foreign currency-denominated debt translated into U.S. dollars included in total long-term debt was $117.0 billion and $145.9 billion. Foreign currency contracts are used to convert certain foreign currency-denominated debt into U.S. dollars.
At December 31, 2011, long-term debt of consolidated VIEs included credit card, automobile, home equity and other VIEs of $33.1 billion, $2.9 billion, $3.1 billion and $10.0 billion, respectively. Long-term debt of VIEs is collateralized by the assets of the VIEs. For more information, see Note 8 – Securitizations and Other Variable Interest Entities. The majority of the floating rates are based on three- and six-month LIBOR.

At December 31, 2011 and 2010, Bank of America Corporation had approximately $69.8 billion and $88.4 billion of authorized, but unissued corporate debt and other securities under its existing U.S. shelf registration statements. At December 31, 2011 and 2010, Bank of America, N.A. had approximately $62.4 billion and $54.1 billion of authorized, but unissued bank notes under its existing $75 billion bank note program. Long-term bank notes issued and outstanding under the program totaled $6.3 billion and $7.1 billion at December 31, 2011 and 2010. At both December 31, 2011 and 2010, Bank of America, N.A. had approximately $20.6 billion of authorized, but unissued mortgage notes under its $30.0 billion mortgage bond program.
The weighted-average effective interest rates for total long-term debt (excluding senior structured notes), total fixed-rate debt and total floating-rate debt, were 4.35 percent, 5.17 percent and 1.38 percent, respectively, at December 31, 2011 and 3.96 percent, 5.02 percent and 1.09 percent, respectively, at December 31, 2010. The Corporation’s ALM activities maintain an overall interest rate risk management strategy that incorporates the use of interest rate contracts to manage fluctuations in earnings that are caused by interest rate volatility. The Corporation’s goal is to manage interest rate sensitivity so that movements in interest rates do not significantly adversely affect earnings and capital. The above weighted-average rates are the contractual interest rates on the debt and do not reflect the impacts of derivative transactions.
The weighted-average interest rate for debt, excluding senior structured notes, issued by Merrill Lynch & Co., Inc. and subsidiaries was 4.74 percent and 4.11 percent at December 31, 2011 and 2010. As of December 31, 2011, the Corporation has not assumed or guaranteed the $105.6 billion of long-term debt that was issued or guaranteed by Merrill Lynch & Co., Inc. or its subsidiaries prior to the acquisition of Merrill Lynch by the Corporation. All existing Merrill Lynch & Co., Inc. guarantees of securities issued by certain Merrill Lynch subsidiaries under various non-U.S. securities offering programs will remain in full force and effect as long as those securities are outstanding, and the Corporation has not assumed any of those prior Merrill Lynch & Co., Inc. guarantees or otherwise guaranteed such securities.
Certain senior structured notes are accounted for under the fair value option. For more information on these senior structured notes, see Note 23 – Fair Value Option.
The table below represents the carrying value for aggregate annual maturities of long-term debt at December 31, 2011.

Long-term Debt by Maturity

(Dollars in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Bank of America Corporation	$43,877	$9,967	$19,166	$13,895	$20,575	$73,940	$181,420
Merrill Lynch & Co., Inc. and subsidiaries	22,494	16,579	17,784	4,415	3,897	38,954	104,123
Bank of America, N.A. and other subsidiaries	5,776	—	29	—	1,134	7,928	14,867
Other debt	13,738	4,888	1,658	380	15	2,122	22,801
Total long-term debt excluding consolidated VIEs	85,885	31,434	38,637	18,690	25,621	122,944	323,211
Long-term debt of consolidated VIEs	11,530	14,353	9,201	1,330	2,898	9,742	49,054
Total long-term debt	$97,415	$45,787	$47,838	$20,020	$28,519	$132,686	$372,265

Included in the above table are certain structured notes that contain provisions whereby the borrowings are redeemable at the option of the holder (put options) at specified dates prior to maturity. Other structured notes have coupon or repayment terms linked to the performance of debt or equity securities, indices, currencies or commodities and the maturity may be accelerated based on the value of a referenced index or security. In both cases, the Corporation or a subsidiary may be required to settle the obligation for cash or other securities prior to the contractual maturity date. These borrowings are reflected in the above table as maturing at their earliest put or redemption date.
Trust Preferred and Hybrid Securities
Trust preferred securities (Trust Securities) are primarily issued by trust companies (the Trusts) that are not consolidated. These Trust Securities are mandatorily redeemable preferred security obligations of the Trusts. The sole assets of the Trusts generally are junior subordinated deferrable interest notes of the Corporation or its subsidiaries (the Notes). The Trusts generally are 100 percent-owned finance subsidiaries of the Corporation. Obligations associated with the Notes are included in the long-term debt table on page 67.
Certain of the Trust Securities were issued at a discount and may be redeemed prior to maturity at the option of the Corporation. The Trusts generally have invested the proceeds of such Trust Securities in the Notes. Each issue of the Notes has an interest rate equal to the corresponding Trust Securities distribution rate. The Corporation has the right to defer payment of interest on the Notes at any time or from time to time for a period not exceeding five years provided that no extension period may extend beyond the stated maturity of the relevant Notes. During any such extension period, distributions on the Trust Securities will also be deferred and the Corporation’s ability to pay dividends on its common and preferred stock will be restricted.
The Trust Securities generally are subject to mandatory redemption upon repayment of the related Notes at their stated maturity dates or their earlier redemption at a redemption price equal to their liquidation amount plus accrued distributions to the date fixed for redemption and the premium, if any, paid by the Corporation upon concurrent repayment of the related Notes.
Periodic cash payments and payments upon liquidation or redemption with respect to Trust Securities are guaranteed by the Corporation or its subsidiaries to the extent of funds held by the Trusts (the Preferred Securities Guarantee). The Preferred Securities Guarantee, when taken together with the Corporation’s other obligations including its obligations under the Notes, generally will constitute a full and unconditional guarantee, on a subordinated basis, by the Corporation of payments due on the Trust Securities.
Hybrid Income Term Securities (HITS) totaling $1.6 billion were issued by the Trusts to institutional investors during 2007. The BAC Capital Trust XIII Floating-Rate Preferred HITS had a distribution rate of three-month LIBOR plus 40 bps and the BAC Capital Trust XIV Fixed-to-Floating Rate Preferred HITS had an initial distribution rate of 5.63 percent. Both series of HITS represent beneficial interests in the assets of the respective capital trust, which consist of a series of the Corporation’s junior subordinated notes and a stock purchase contract for a specified series of the Corporation’s preferred stock. The Corporation will remarket the junior subordinated notes underlying each series of HITS on or about the five-year anniversary of the issuance to obtain sufficient funds for the capital trusts to buy the Corporation’s preferred stock under the stock purchase contracts. Following the successful remarketing of the notes and the subsequent purchase of the Corporation’s preferred stock under the stock purchase contracts, the preferred stock will constitute the sole asset of the applicable trust.
In connection with the HITS, the Corporation entered into two replacement capital covenants for the benefit of investors in certain series of the Corporation’s long-term indebtedness (Covered Debt). As of December 31, 2011, the Corporation’s 6.625% Junior Subordinated Notes due 2036 constitute the Covered Debt under the covenant corresponding to the Floating-Rate Preferred HITS and the Corporation’s 5.625% Junior Subordinated Notes due 2035 constitute the Covered Debt under the covenant corresponding to the Fixed-to-Floating Rate Preferred HITS. These covenants generally restrict the ability of the Corporation and its subsidiaries to redeem or purchase the HITS and related securities unless the Corporation has obtained the prior approval of the Federal Reserve if required under the Federal Reserve’s capital guidelines, the redemption or purchase price of the HITS does not exceed the amount received by the Corporation from the sale of certain qualifying securities, and such replacement securities qualify as Tier 1 capital and are not “restricted core capital elements” under the Federal Reserve’s guidelines.
In 2011, as part of the exchange agreements described in Note 15 – Shareholders’ Equity, the Corporation issued 282 million shares of common stock valued at $1.6 billion and senior notes valued at $1.5 billion in exchange for $3.8 billion aggregate liquidation amount of previously issued Trust Securities. Upon the exchange, the Corporation immediately surrendered the Trust Securities to the unconsolidated Trusts for cancellation, resulting in the cancellation of an equal amount of junior subordinated notes that had a carrying value of $4.3 billion, resulting in a gain on extinguishment of debt of $1.2 billion. In addition, the Corporation issued 26 million shares of common stock valued at $138 million and senior notes valued at $505 million in exchange for $917 million aggregate liquidation amount of HITS. Upon the exchange, the Corporation immediately surrendered the HITS to the unconsolidated Trusts for cancellation, resulting in the cancellation of an equal amount of junior subordinated notes that had a carrying value of $915 million, and the cancellation of a corresponding amount of the underlying stock purchase contract, resulting in a $12 million loss on extinguishment of debt and an increase to additional paid-in capital of $284 million. For additional information regarding these exchanges, see Note 15 – Shareholders’ Equity.
The table below lists each series of Trust Securities or HITS, and the corresponding aggregate liquidation preference covered by the Exchange Agreements.

Negotiated Exchanges

Aggregate Liquidation Amount Exchanged

(Dollars in millions)
HITS
Trust XIII	$559
Trust XIV	358
Trust Securities
BAC Capital Trust I	1
BAC Capital Trust II	2
BAC Capital Trust III	1
BAC Capital Trust IV	8
BAC Capital Trust V	4
BAC Capital Trust VI	823
BAC Capital Trust VII (1)	1,114
BAC Capital Trust VIII	4
BAC Capital Trust X	9
BAC Capital Trust XI	198
BAC Capital Trust XV	446
NB Capital Trust II	76
NB Capital Trust III	269
NB Capital Trust IV	73
Fleet Capital Trust II	47
Bank of America Capital III	226
Fleet Capital Trust V	142
BankBoston Capital Trust III	136
BankBoston Capital Trust IV	95
MBNA Capital B	165
Total exchanged	$4,756
(1) Notes were denominated in British Pound. Presentation currency is U.S. Dollar.

The Trust Securities Summary table details the outstanding Trust Securities, HITS and the related Notes previously issued which remained outstanding at December 31, 2011, as originated by Bank of America Corporation and its predecessor companies and subsidiaries, after consideration of the exchange agreements. For additional information on Trust Securities for regulatory capital purposes, see Note 18 – Regulatory Requirements and Restrictions.

Trust Securities Summary

(Dollars in millions)
Issuer	Issuance Date	Aggregate Principal Amount of Trust Securities	Aggregate Principal Amount of the Notes	Stated Maturity of the Notes	Per Annum Interest Rate of the Notes	Interest Payment Dates	Redemption Period
Bank of America
Capital Trust I	December 2001	$574	$592	December 2031	7.00%	3/15,6/15,9/15,12/15	On or after 12/15/06
Capital Trust II	January 2002	898	926	February 2032	7.00	2/1,5/1,8/1,11/1	On or after 2/01/07
Capital Trust III	August 2002	500	516	August 2032	7.00	2/15,5/15,8/15,11/15	On or after 8/15/07
Capital Trust IV	April 2003	367	379	May 2033	5.88	2/1,5/1,8/1,11/1	On or after 5/01/08
Capital Trust V	November 2004	514	530	November 2034	6.00	2/3,5/3,8/3,11/3	On or after 11/03/09
Capital Trust VI	March 2005	177	208	March 2035	5.63	3/8,9/8	Any time
Capital Trust VII (1)	August 2005	260	258	August 2035	5.25	2/10,8/10	Any time
Capital Trust VIII	August 2005	526	542	August 2035	6.00	2/25,5/25,8/25,11/25	On or after 8/25/10
Capital Trust X	March 2006	891	919	March 2055	6.25	3/29,6/29,9/29,12/29	On or after 3/29/11
Capital Trust XI	May 2006	802	833	May 2036	6.63	5/23,11/23	Any time
Capital Trust XII	August 2006	863	890	August 2055	6.88	2/2,5/2,8/2,11/2	On or after 8/02/11
Capital Trust XIII	February 2007	141	141	March 2043	3-mo. LIBOR +40 bps	3/15,6/15,9/15,12/15	On or after 3/15/17
Capital Trust XIV	February 2007	492	492	March 2043	5.63	3/15,9/15	On or after 3/15/17
Capital Trust XV	May 2007	54	54	June 2056	3-mo. LIBOR +80 bps	3/1,6/1,9/1,12/1	On or after 6/01/37
NationsBank
Capital Trust II	December 1996	289	300	December 2026	7.83	6/15,12/15	On or after 12/15/06
Capital Trust III	February 1997	231	246	January 2027	3-mo. LIBOR +55 bps	1/15,4/15,7/15,10/15	On or after 1/15/07
Capital Trust IV	April 1997	427	442	April 2027	8.25	4/15,10/15	On or after 4/15/07
BankAmerica
Institutional Capital A	November 1996	450	464	December 2026	8.07	6/30,12/31	On or after 12/31/06
Institutional Capital B	November 1996	300	309	December 2026	7.70	6/30,12/31	On or after 12/31/06
Capital II	December 1996	450	464	December 2026	8.00	6/15,12/15	On or after 12/15/06
Capital III	January 1997	174	186	January 2027	3-mo. LIBOR +57 bps	1/15,4/15,7/15,10/15	On or after 1/15/02
Barnett
Capital III	January 1997	250	258	February 2027	3-mo. LIBOR +62.5 bps	2/1,5/1,8/1,11/1	On or after 2/01/07
Fleet
Capital Trust II	December 1996	203	211	December 2026	7.92	6/15,12/15	On or after 12/15/06
Capital Trust V	December 1998	108	116	December 2028	3-mo. LIBOR +100 bps	3/18,6/18,9/18,12/18	On or after 12/18/03
Capital Trust VIII	March 2002	534	550	March 2032	7.20	3/15,6/15,9/15,12/15	On or after 3/08/07
Capital Trust IX	July 2003	175	180	August 2033	6.00	2/1,5/1,8/1,11/1	On or after 7/31/08
BankBoston
Capital Trust III	June 1997	114	122	June 2027	3-mo. LIBOR +75 bps	3/15,6/15,9/15,12/15	On or after 6/15/07
Capital Trust IV	June 1998	155	163	June 2028	3-mo. LIBOR +60 bps	3/8,6/8,9/8,12/8	On or after 6/08/03
Progress
Capital Trust I	June 1997	9	9	June 2027	10.50	6/1,12/1	On or after 6/01/07
Capital Trust II	July 2000	6	6	July 2030	11.45	1/19,7/19	On or after 7/19/10
Capital Trust III	November 2002	10	10	November 2032	3-mo. LIBOR +335 bps	2/15,5/15,8/15,11/15	On or after 11/15/07
Capital Trust IV	December 2002	5	5	January 2033	3-mo. LIBOR +335 bps	1/7,4/7,7/7,10/7	On or after 1/07/08
MBNA
Capital Trust A	December 1996	250	258	December 2026	8.28	6/1,12/1	On or after 12/01/06
Capital Trust B	January 1997	115	124	February 2027	3-mo. LIBOR +80 bps	2/1,5/1,8/1,11/1	On or after 2/01/07
Capital Trust D	June 2002	300	309	October 2032	8.13	1/1,4/1,7/1,10/1	On or after 10/01/07
Capital Trust E	November 2002	200	206	February 2033	8.10	2/15,5/15,8/15,11/15	On or after 2/15/08
ABN AMRO North America
Series I	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	2/15,5/15,8/15,11/15	On or after 11/08/12
Series II	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	3/15,6/15,9/15,12/15	On or after 11/08/12
Series III	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	1/15,4/15,7/15,10/15	On or after 11/08/12
Series IV	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	2/28,5/30,8/30,11/30	On or after 11/08/12
Series V	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	3/30,6/30,9/30,12/30	On or after 11/08/12
Series VI	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	1/30,4/30,7/30,10/30	On or after 11/08/12
Series VII	May 2001	88	88	Perpetual	3-mo. LIBOR +175 bps	3/15,6/15,9/15,12/15	On or after 11/08/12
Series IX	June 2001	70	70	Perpetual	3-mo. LIBOR +175 bps	3/5,6/5,9/5,12/5	On or after 11/08/12
Series X	June 2001	53	53	Perpetual	3-mo. LIBOR +175 bps	3/12,6/12,9/12,12/12	On or after 11/08/12
Series XI	June 2001	27	27	Perpetual	3-mo. LIBOR +175 bps	3/26,6/26,9/26,12/26	On or after 11/08/12
Series XII	June 2001	80	80	Perpetual	3-mo. LIBOR +175 bps	1/10,4/10,7/10,10/10	On or after 11/08/12
Series XIII	June 2001	70	70	Perpetual	3-mo. LIBOR +175 bps	1/24,4/24,7/24,10/24	On or after 11/08/12
LaSalle
Series I	August 2000	491	491	Perpetual	3-mo. LIBOR +105.5 bps thereafter	3/15,6/15,9/15,12/15	On or after 9/15/10
Series J	September 2000	94	94	Perpetual	3-mo. LIBOR +105.5 bps thereafter	3/15,6/15,9/15,12/15	On or after 9/15/10
Countrywide
Capital III	June 1997	200	206	June 2027	8.05	6/15,12/15	Only under special event
Capital IV	April 2003	500	515	April 2033	6.75	1/1,4/1,7/1,10/1	On or after 4/11/08
Capital V	November 2006	1,495	1,496	November 2036	7.00	2/1,5/1,8/1,11/1	On or after 11/01/11
Merrill Lynch
Preferred Capital Trust III	January 1998	750	900	Perpetual	7.00	3/30,6/30,9/30,12/30	On or after 3/08
Preferred Capital Trust IV	June 1998	400	480	Perpetual	7.12	3/30,6/30,9/30,12/30	On or after 6/08
Preferred Capital Trust V	November 1998	850	1,021	Perpetual	7.28	3/30,6/30,9/30,12/30	On or after 9/08
Capital Trust I	December 2006	1,050	1,051	December 2066	6.45	3/15,6/15,9/15,12/15	On or after 12/11
Capital Trust II	May 2007	950	951	June 2062	6.45	3/15,6/15,9/15,12/15	On or after 6/12
Capital Trust III	August 2007	750	751	September 2062	7.375	3/15,6/15,9/15,12/15	On or after 9/12
Total		$20,194	$21,024

(1)	Notes were denominated in British Pound. Presentation currency is U.S. Dollar.